Summary of Significant Accounting Policies - Additional Information (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025 USD ($) SEGMENT	Dec. 31, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Increase in federally insured limits | $		$ 1,400,000
Impairment or credit losses recognized | $		$ 0	$ 0
Number of reporting segment | SEGMENT		1
Number of operating segments | SEGMENT		1
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]		true
Change in Accounting Principle, Accounting Standards Update, Adoption Date		Jan. 01, 2025
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]		false
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	Operating segments are identified as components of an enterprise about which discrete financial information is available for evaluation by the chief operating decision-maker (CODM) in making decisions regarding resource allocation and assessing performance. The Company operates and manages its business as one reporting and one operating segment, which is the business of designing and developing ecDTx, for which no revenue has been recorded. All of the Company’s long-lived assets are located in the United States. The Company’s CODM is its Chief Executive Officer. For purposes of assessing the Company’s financial performance and making resource allocation decisions, the CODM reviews total expenses, as well as expenses by nature.